		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
		September 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 48.0%			BPCE, FRN,
			3M USD LIBOR + 1.22%, 3.37%,
Financial Institutions 17.9%			5/22/22 (1)	400	404
			Capital One
Banking 12.1%			2.15%, 9/6/22	765	763
ABN AMRO Bank, FRN,			Capital One
3M USD LIBOR + 0.57%, 2.702%,			2.35%, 1/31/20	940	940
8/27/21 (1)	1,105	1,106	Capital One Financial
American Express			2.40%, 10/30/20	575	577
3.00%, 2/22/21	780	790	Capital One Financial
American Express Credit			2.50%, 5/12/20	250	250
2.20%, 3/3/20	1,030	1,030	Capital One Financial
ANZ New Zealand International			3.90%, 1/29/24	360	380
2.20%, 7/17/20 (1)	550	550	Citibank
Banco de Credito del Peru			2.125%, 10/20/20	1,080	1,081
2.25%, 10/25/19 (1)	200	201	Citibank, VR,
Banco Santander			2.844%, 5/20/22 (2)	890	899
2.50%, 12/15/20 (1)	1,285	1,294	Citigroup
Banco Santander, FRN,			2.90%, 12/8/21	990	1,005
3M USD LIBOR + 1.12%, 3.46%,			Citigroup, FRN,
4/12/23	600	598	3M USD LIBOR + 0.79%, 3.128%,
Bank of America			1/10/20	1,005	1,006
2.503%, 10/21/22	435	438	Citizens Bank
Bank of America			2.25%, 3/2/20	455	455
2.625%, 4/19/21	535	540	Citizens Bank
Bank of America, FRN,			2.25%, 10/30/20	250	250
3M USD LIBOR + 0.38%, 2.639%,			Citizens Bank
1/23/22	610	610	2.45%, 12/4/19	250	250
Bank of America, FRN,			Citizens Bank
3M USD LIBOR + 0.65%, 2.756%,			2.55%, 5/13/21	390	392
6/25/22	590	592	Citizens Bank
Bank of America, FRN,			3.25%, 2/14/22	435	445
3M USD LIBOR + 1.16%, 3.438%,			Cooperatieve Rabobank
1/20/23	995	1,007	3.95%, 11/9/22	935	973
Bank of Montreal, FRN,			Credit Agricole, FRN,
3M USD LIBOR + 0.46%, 2.763%,			3M USD LIBOR + 1.02%, 3.303%,
4/13/21	730	733	4/24/23 (1)	470	472
Banque Federative du Credit Mutuel			Credit Suisse
2.20%, 7/20/20 (1)	625	626	5.40%, 1/14/20	220	222
Barclays			Credit Suisse Group Funding
2.75%, 11/8/19	1,215	1,216	Guernsey
Barclays, FRN,			2.75%, 3/26/20	500	501
3M USD LIBOR + 1.625%, 3.963%,			Danske Bank
1/10/23	475	475	2.20%, 3/2/20 (1)	1,115	1,115
Barclays Bank			Danske Bank, VR,
2.65%, 1/11/21	665	667	3.001%, 9/20/22 (1)(2)	755	758
BB&T			Deutsche Bank
2.15%, 2/1/21	860	860	3.15%, 1/22/21	760	758
			Deutsche Bank
			3.375%, 5/12/21	100	100

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Deutsche Bank, FRN,			Mitsubishi UFJ Financial Group,
3M USD LIBOR + 1.29%, 3.577%,			FRN,
2/4/21	610	606	3M USD LIBOR + 0.86%, 3.127%,
Discover Bank			7/26/23	460	462
3.10%, 6/4/20	310	312	Morgan Stanley
Discover Bank			2.75%, 5/19/22	690	700
7.00%, 4/15/20	1,555	1,592	Morgan Stanley
First Niagara Financial Group			5.50%, 1/26/20	355	359
7.25%, 12/15/21	370	407	Morgan Stanley
Goldman Sachs Group			5.50%, 7/24/20	355	365
2.30%, 12/13/19	500	500	Morgan Stanley, FRN,
Goldman Sachs Group			3M USD LIBOR + 0.55%, 2.731%,
5.375%, 3/15/20	295	299	2/10/21	900	901
Goldman Sachs Group			PNC Bank
5.75%, 1/24/22	555	596	2.45%, 11/5/20	650	652
Goldman Sachs Group			Regions Bank, FRN,
6.00%, 6/15/20	90	92	3M USD LIBOR + 0.50%, 2.676%,
Goldman Sachs Group, FRN,			8/13/21	285	285
3M USD LIBOR + 0.78%, 3.036%,			Regions Bank, FRN,
10/31/22	750	752	3M USD LIBOR + 0.38%, 2.699%,
Goldman Sachs Group, FRN,			4/1/21	980	979
3M USD LIBOR + 1.11%, 3.377%,			Royal Bank of Scotland Group
4/26/22	750	756	6.40%, 10/21/19	210	210
HSBC Holdings, FRN,			Standard Chartered, FRN,
3M USD LIBOR + 0.60%, 2.724%,			3M USD LIBOR + 1.15%, 3.428%,
5/18/21	805	805	1/20/23 (1)	635	637
HSBC USA			Standard Chartered, VR,
2.35%, 3/5/20	690	691	2.744%, 9/10/22 (1)(2)	545	546
Huntington National Bank			SunTrust Bank
2.375%, 3/10/20	1,020	1,021	2.80%, 5/17/22	690	703
ING Groep, FRN,			SunTrust Bank, VR,
3M USD LIBOR + 1.15%, 3.254%,			2.59%, 1/29/21 (2)	1,090	1,091
3/29/22	480	486	Svenska Handelsbanken
JPMorgan Chase			3.35%, 5/24/21	760	775
4.25%, 10/15/20	275	281	Swedbank
JPMorgan Chase, FRN,			2.65%, 3/10/21 (1)	860	862
3M USD LIBOR + 0.55%, 2.652%,			Synchrony Financial
3/9/21	990	991	2.70%, 2/3/20	2,265	2,267
KeyBank			Synchrony Financial
3.30%, 2/1/22	440	452	2.85%, 7/25/22	1,117	1,126
Mitsubishi UFJ Financial Group,			UBS Group Funding Switzerland
FRN,			2.95%, 9/24/20 (1)	1,015	1,024
3M USD LIBOR + 0.65%, 2.917%,			UBS Group Funding Switzerland,
7/26/21	280	281	FRN,
Mitsubishi UFJ Financial Group			3M USD LIBOR + 1.22%, 3.368%,
3.218%, 3/7/22	820	838	5/23/23 (1)	590	597
Mitsubishi UFJ Financial Group,			US Bank, FRN,
FRN,			3M USD LIBOR + 0.32%, 2.587%,
3M USD LIBOR + 0.92%, 3.07%,			4/26/21	1,080	1,082
2/22/22	570	574	Wells Fargo
			2.55%, 12/7/20	70	70

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Wells Fargo Bank, VR,
2.082%, 9/9/22 (2)	700	698	Insurance 2.1%
Wells Fargo Bank, VR,			AIA Group, FRN,
3.325%, 7/23/21 (2)	1,335	1,347	3M USD LIBOR + 0.52%, 2.676%,
			9/20/21 (1)	890	890
		57,399	AIG Global Funding
Brokerage Asset Managers Exchanges 0.2%			3.35%, 6/25/21 (1)	525	534
Charles Schwab, FRN,			American International Group
3M USD LIBOR + 0.32%, 2.472%,			4.875%, 6/1/22	485	518
5/21/21	680	681	American International Group
			6.40%, 12/15/20	260	273
		681	Anthem
Finance Companies 2.3%			2.50%, 11/21/20	475	476
			Aon
AerCap Ireland Capital			2.80%, 3/15/21	970	977
3.95%, 2/1/22	785	809
AerCap Ireland Capital			Aon
4.45%, 12/16/21	660	686	5.00%, 9/30/20	95	98
			Humana
AerCap Ireland Capital			2.625%, 10/1/19	745	745
4.625%, 10/30/20	440	450
Air Lease			Humana
2.125%, 1/15/20	890	890	2.90%, 12/15/22	120	122
			Humana
Air Lease			3.15%, 12/1/22	220	225
2.25%, 1/15/23	515	513
Air Lease			Humana
2.50%, 3/1/21	200	201	3.85%, 10/1/24	40	42
			Lincoln National
Air Lease			4.00%, 9/1/23	195	206
3.50%, 1/15/22	390	400
Avolon Holdings Funding			Marsh & McLennan
3.625%, 5/1/22 (1)	955	968	3.50%, 12/29/20	535	543
			Marsh & McLennan
Avolon Holdings Funding			3.875%, 3/15/24	505	537
3.95%, 7/1/24 (1)	190	195
Avolon Holdings Funding			New York Life Global Funding, FRN,
			3M USD LIBOR + 0.32%, 2.559%,
5.125%, 10/1/23 (1)	810	859	8/6/21 (1)	850	849
GATX			Principal Life Global Funding II
2.60%, 3/30/20	1,020	1,021	2.20%, 4/8/20 (1)	1,545	1,546
GE Capital International Funding			Reinsurance Group of America
2.342%, 11/15/20	2,760	2,752	5.00%, 6/1/21	90	94
Park Aerospace Holdings			Reinsurance Group of America
5.25%, 8/15/22 (1)	535	564	6.45%, 11/15/19	810	814
SMBC Aviation Capital Finance			Trinity Acquisition
3.55%, 4/15/24 (1)	235	244	3.50%, 9/15/21	450	458
SMBC Aviation Capital Finance
4.125%, 7/15/23 (1)	200	211			9,947

		10,763	Real Estate Investment Trusts 0.9%

Financial Other 0.3%			American Campus Communities
			Operating Partnership
DAE Funding			3.35%, 10/1/20	822	830
5.25%, 11/15/21 (1)	1,360	1,418	Brixmor Operating Partnership
		1,418	3.875%, 8/15/22	115	119

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Highwoods Realty			CNH Industrial Capital
3.625%, 1/15/23	360	373	3.875%, 10/15/21	680	695
iStar			CNH Industrial Capital
4.625%, 9/15/20	1,115	1,132	4.375%, 11/6/20	1,775	1,807
Service Properties Trust			General Dynamics, FRN,
4.35%, 10/1/24	775	784	3M USD LIBOR + 0.38%, 2.561%,
Starwood Property Trust			5/11/21	380	381
3.625%, 2/1/21	1,070	1,077	General Electric
Ventas Realty			2.70%, 10/9/22	700	703
3.10%, 1/15/23	125	128	General Electric
			3.15%, 9/7/22	155	157
		4,443	General Electric
Total Financial Institutions		84,651	4.65%, 10/17/21	235	244

Industrial 27.2%			General Electric
			5.30%, 2/11/21	85	88
Basic Industry 1.6%			Martin Marietta Materials, FRN,
Anglo American Capital			3M USD LIBOR + 0.50%, 2.656%,
3.75%, 4/10/22 (1)	200	205	12/20/19	445	445
Anglo American Capital			Martin Marietta Materials, FRN,
			3M USD LIBOR + 0.65%, 2.80%,
4.125%, 9/27/22 (1)	430	447	5/22/20	215	215
ArcelorMittal			Northrop Grumman
5.50%, 3/1/21	945	983	2.08%, 10/15/20	1,105	1,105
ArcelorMittal			Northrop Grumman
6.25%, 2/25/22	199	215	2.55%, 10/15/22	500	507
Braskem Finance			Republic Services
5.75%, 4/15/21	1,040	1,082	2.50%, 8/15/24	540	546
DuPont de Nemours			Roper Technologies
3.766%, 11/15/20	765	779	2.35%, 9/15/24	230	231
International Flavors & Fragrances			Roper Technologies
3.40%, 9/25/20	285	288	3.00%, 12/15/20	345	348
INVISTA Finance			Roper Technologies
4.25%, 10/15/19 (1)	1,480	1,481	3.125%, 11/15/22	945	970
LyondellBasell Industries			Roper Technologies
6.00%, 11/15/21	415	442	3.65%, 9/15/23	195	205
Packaging Corp of America			United Technologies, FRN,
2.45%, 12/15/20	410	409	3M USD LIBOR + 0.65%, 2.818%,
Southern Copper			8/16/21	520	520
5.375%, 4/16/20	145	147	Vulcan Materials, FRN,
Vale Overseas			3M USD LIBOR + 0.60%, 2.719%,
4.375%, 1/11/22	1,075	1,115	6/15/20	520	520
		7,593	Vulcan Materials, FRN,
			3M USD LIBOR + 0.65%, 2.782%,
Capital Goods 2.5%			3/1/21	1,130	1,130
Boral Finance
3.00%, 11/1/22 (1)	100	100			12,087
Caterpillar Financial Services			Communications 1.7%
2.95%, 2/26/22	740	755	America Movil
Caterpillar Financial Services, FRN,			5.00%, 3/30/20	308	312
3M USD LIBOR + 0.28%, 2.382%,			Charter Communications Operating
9/7/21	415	415	3.579%, 7/23/20	920	928

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Charter Communications Operating			eBay
4.464%, 7/23/22	1,610	1,695	2.15%, 6/5/20	540	540
Comcast			Expedia Group
3.70%, 4/15/24	645	687	5.95%, 8/15/20	233	240
Crown Castle International			Ford Motor Credit
2.25%, 9/1/21	385	385	2.459%, 3/27/20	355	355
Crown Castle International			Ford Motor Credit
3.40%, 2/15/21	600	608	2.681%, 1/9/20	1,205	1,205
Crown Castle Towers			Ford Motor Credit
3.72%, 7/15/23 (1)	385	397	3.35%, 11/1/22	885	885
Fox			Ford Motor Credit
3.666%, 1/25/22 (1)	180	186	3.47%, 4/5/21	290	291
Fox			Ford Motor Credit
4.03%, 1/25/24 (1)	215	229	3.813%, 10/12/21	320	323
Interpublic Group			Ford Motor Credit
3.50%, 10/1/20	205	207	5.875%, 8/2/21	200	209
Omnicom Group			Ford Motor Credit, FRN,
4.45%, 8/15/20	300	306	3M USD LIBOR + 0.93%, 3.065%,
RELX Capital			9/24/20	1,340	1,340
3.50%, 3/16/23	400	414	General Motors Financial
SBA Tower Trust			3.20%, 7/13/20	1,080	1,086
2.836%, 1/15/25 (1)	505	506	General Motors Financial, FRN,
SBA Tower Trust			3M USD LIBOR + 0.85%, 3.161%,
3.448%, 3/15/23 (1)	620	638	4/9/21	515	515
Vodafone Group			Harley-Davidson Financial Services
3.75%, 1/16/24	465	489	2.55%, 6/9/22 (1)	240	240
Weibo			Harley-Davidson Financial Services
3.50%, 7/5/24	245	249	4.05%, 2/4/22 (1)	815	841
			Harley-Davidson Financial Services,
		8,236	FRN,
Consumer Cyclical 4.9%			3M USD LIBOR + 0.50%, 2.652%,
Alibaba Group Holding			5/21/20 (1)	550	550
2.50%, 11/28/19	1,480	1,480	Harley-Davidson Financial Services,
			FRN,
Alibaba Group Holding			3M USD LIBOR + 0.94%, 3.078%,
3.60%, 11/28/24	455	479	3/2/21 (1)	695	695
BMW US Capital, FRN,			Hyundai Capital America
3M USD LIBOR + 0.50%, 2.676%,			2.45%, 6/15/21 (1)	455	454
8/13/21 (1)	575	576
BMW US Capital, FRN,			Hyundai Capital America
3M USD LIBOR + 0.41%, 2.75%,			3.00%, 6/20/22 (1)	670	675
4/12/21 (1)	770	770	JD.com
Daimler Finance North America			3.125%, 4/29/21	1,610	1,618
1.75%, 10/30/19 (1)	705	705	McDonald's
Daimler Finance North America			3.35%, 4/1/23	445	463
2.30%, 2/12/21 (1)	1,090	1,090	Nissan Motor Acceptance
Dollar Tree, FRN,			2.15%, 9/28/20 (1)	755	756
3M USD LIBOR + 0.70%, 3.003%,			Nissan Motor Acceptance
4/17/20	865	865	3.65%, 9/21/21 (1)	295	301
DR Horton			O'Reilly Automotive
2.55%, 12/1/20	365	366	3.80%, 9/1/22	285	296

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

PACCAR Financial			Becton Dickinson & Company
3.10%, 5/10/21	865	880	2.894%, 6/6/22	485	493
QVC			Becton Dickinson & Company, FRN,
4.375%, 3/15/23	245	253	3M USD LIBOR + 0.875%, 2.979%,
Royal Caribbean Cruises			12/29/20	236	236
2.65%, 11/28/20	185	185	Biogen
Starbucks			2.90%, 9/15/20	445	448
2.70%, 6/15/22	295	300	Bristol-Myers Squibb
Volkswagen Group of America			2.60%, 5/16/22 (1)	300	305
Finance			Bristol-Myers Squibb
2.50%, 9/24/21 (1)	200	200	2.90%, 7/26/24 (1)	610	629
Volkswagen Group of America			Bunge Finance
Finance			3.00%, 9/25/22	285	288
2.70%, 9/26/22 (1)	415	417	Bunge Finance
Volkswagen Group of America			3.50%, 11/24/20	1,745	1,764
Finance			Bunge Finance
3.875%, 11/13/20 (1)	685	696	4.35%, 3/15/24	80	84
		23,140	Campbell Soup, FRN,
			3M USD LIBOR + 0.50%, 2.619%,
Consumer Non-Cyclical 7.7%			3/16/20	700	700
Abbott Laboratories			Cardinal Health
2.90%, 11/30/21	725	738	2.616%, 6/15/22	140	141
AbbVie			Cardinal Health
2.30%, 5/14/21	640	641	3.079%, 6/15/24	445	450
AbbVie			Cardinal Health
2.90%, 11/6/22	1,120	1,140	3.50%, 11/15/24	540	557
AbbVie			Celgene
3.20%, 11/6/22	120	123	2.75%, 2/15/23	435	443
Allergan Finance			Celgene
3.25%, 10/1/22	115	118	2.875%, 2/19/21	800	808
Allergan Funding			Celgene
3.45%, 3/15/22	375	384	3.25%, 2/20/23	135	139
Altria Group			Celgene
3.49%, 2/14/22	360	369	3.55%, 8/15/22	430	447
Altria Group			Celgene
3.80%, 2/14/24	920	961	3.625%, 5/15/24	115	121
AmerisourceBergen			Cigna
3.50%, 11/15/21	440	449	3.40%, 9/17/21	255	260
BAT Capital			Cigna
2.764%, 8/15/22	783	790	3.75%, 7/15/23	475	497
Baxalta			Cigna, FRN,
3.60%, 6/23/22	190	194	3M USD LIBOR + 0.65%, 2.789%,
Bayer U.S. Finance II			9/17/21	455	455
3.50%, 6/25/21 (1)	450	459	Conagra Brands, FRN,
Bayer U.S. Finance II, FRN,			3M USD LIBOR + 0.75%, 3.028%,
3M USD LIBOR + 0.63%, 2.736%,			10/22/20	315	315
6/25/21 (1)	850	850	CVS Health
Becton Dickinson & Company			2.625%, 8/15/24	210	211
2.404%, 6/5/20	785	786	CVS Health
Becton Dickinson & Company			3.35%, 3/9/21	494	502
2.675%, 12/15/19	363	363

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CVS Health			Teva Pharmaceutical Finance
3.70%, 3/9/23	1,165	1,212	Netherlands III
CVS Health, FRN,			2.20%, 7/21/21	60	55
3M USD LIBOR + 0.63%, 2.732%,			Tyson Foods
3/9/20	43	43	2.25%, 8/23/21	405	405

CVS Health, FRN,					36,236
3M USD LIBOR + 0.72%, 2.822%,
3/9/21	475	476	Energy 3.6%
Danone			Cenovus Energy
1.691%, 10/30/19 (1)	1,655	1,654	3.00%, 8/15/22	790	795
Elanco Animal Health			Cenovus Energy
3.912%, 8/27/21	840	860	5.70%, 10/15/19	887	888
Elanco Animal Health			Columbia Pipeline Group
4.272%, 8/28/23	155	163	3.30%, 6/1/20	785	789
EMD Finance			Diamondback Energy
2.40%, 3/19/20 (1)	2,325	2,325	4.75%, 11/1/24	1,135	1,160
EMD Finance			Energy Transfer Operating
2.95%, 3/19/22 (1)	275	278	4.25%, 3/15/23	440	460
Express Scripts Holding			Energy Transfer Operating
3.90%, 2/15/22	350	362	5.875%, 1/15/24	655	728
Express Scripts Holding, FRN,			Eni, Series X-R
3M USD LIBOR + 0.75%, 2.874%,			4.00%, 9/12/23 (1)	270	286
11/30/20	1,100	1,100	Enterprise Products Operating
General Mills, FRN,			2.55%, 10/15/19	15	15
3M USD LIBOR + 0.54%, 2.862%,			Enterprise Products Operating
4/16/21	670	671	2.80%, 2/15/21	720	727
Imperial Brands Finance			Enterprise Products Operating
2.95%, 7/21/20 (1)	265	266	3.50%, 2/1/22	715	737
Imperial Brands Finance			EQT, FRN,
3.75%, 7/21/22 (1)	605	622	3M USD LIBOR + 0.77%, 3.089%,
Keurig Dr Pepper			10/1/20	1,270	1,265
3.551%, 5/25/21	670	684	Marathon Oil
Life Technologies			2.70%, 6/1/20	750	753
5.00%, 1/15/21	1,948	2,020	Marathon Oil
McKesson			2.80%, 11/1/22	952	958
3.65%, 11/30/20	965	980	MPLX, FRN,
Medco Health Solutions			3M USD LIBOR + 0.90%, 3.002%,
4.125%, 9/15/20	515	525	9/9/21	175	176
Molson Coors Brewing			MPLX, FRN,
2.25%, 3/15/20	430	430	3M USD LIBOR + 1.10%, 3.202%,
Pernod Ricard			9/9/22	540	541
4.45%, 1/15/22 (1)	765	803	Occidental Petroleum
Perrigo Finance Unlimited			2.60%, 8/13/21	615	619
3.50%, 12/15/21	400	403	Occidental Petroleum
Shire Acquisitions Investments			2.70%, 8/15/22	580	585
Ireland			Phillips 66, FRN,
2.875%, 9/23/23	80	82	3M USD LIBOR + 0.60%, 2.732%,
Takeda Pharmaceutical			2/26/21	495	495
4.00%, 11/26/21 (1)	1,120	1,159	Plains All American Pipeline
			2.60%, 12/15/19	255	255

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Plains All American Pipeline			International Business Machines
5.75%, 1/15/20	705	712	2.875%, 11/9/22	100	103
Sabine Pass Liquefaction			Jabil
5.625%, 2/1/21	1,750	1,808	5.625%, 12/15/20	350	362
Schlumberger Holdings			Keysight Technologies
3.75%, 5/1/24 (1)	440	462	3.30%, 10/30/19	2,635	2,636
Williams			Microchip Technology
3.35%, 8/15/22	140	143	3.922%, 6/1/21	895	914
Williams			NXP
5.25%, 3/15/20	1,860	1,876	4.125%, 6/1/21 (1)	450	461

		17,233	NXP
			4.625%, 6/1/23 (1)	450	479
Technology 3.9%			Panasonic
Apple			2.536%, 7/19/22 (1)	475	478
2.40%, 5/3/23	470	478	Tencent Holdings
Avnet			2.875%, 2/11/20 (1)	1,115	1,117
3.75%, 12/1/21	370	377	Xerox
Baidu			5.625%, 12/15/19	765	770
2.875%, 7/6/22	570	574			18,244
Baidu
3.50%, 11/28/22	495	507	Transportation 1.3%
Baidu			American Airlines PTT, Series 2017-
3.875%, 9/29/23	460	479	2, Class B
Broadcom			3.70%, 10/15/25	499	498
2.375%, 1/15/20	1,110	1,110	Delta Air Lines
Broadcom			2.60%, 12/4/20	280	279
3.00%, 1/15/22	1,040	1,050	Delta Air Lines
DXC Technology, FRN,			2.875%, 3/13/20	1,265	1,267
3M USD LIBOR + 0.95%, 3.082%,			ERAC USA Finance
3/1/21	969	969	2.35%, 10/15/19 (1)	155	155
Equifax			Kansas City Southern
2.30%, 6/1/21	690	689	2.35%, 5/15/20	1,325	1,325
Equifax			Penske Truck Leasing
3.60%, 8/15/21	390	398	3.20%, 7/15/20 (1)	140	141
Equifax, FRN,			Penske Truck Leasing
3M USD LIBOR + 0.87%, 3.028%,			3.30%, 4/1/21 (1)	680	689
8/15/21	420	418	Penske Truck Leasing
Fidelity National Information Services			3.65%, 7/29/21 (1)	160	164
2.25%, 8/15/21	780	780	Southwest Airlines
Fidelity National Information Services			2.75%, 11/6/19	320	320
3.625%, 10/15/20	185	188	Union Pacific
Fiserv			3.20%, 6/8/21	830	844
2.75%, 7/1/24	1,145	1,165	United Airlines PTT, Series 2019-2,
Global Payments			Class B,
2.65%, 2/15/25	485	487	3.50%, 5/1/28	260	260

Hewlett Packard Enterprise					5,942
2.10%, 10/4/19 (1)	400	400
International Business Machines			Total Industrial		128,711
2.50%, 1/27/22	330	334
International Business Machines
2.85%, 5/13/22	510	521
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			Sempra Energy
Utility 2.9%			2.85%, 11/15/20	1,135	1,142

Electric 2.2%			Sempra Energy
			2.875%, 10/1/22	390	395
American Electric Power			Sempra Energy, FRN,
3.65%, 12/1/21	125	129	3M USD LIBOR + 0.50%, 2.803%,
CenterPoint Energy			1/15/21	740	737
3.60%, 11/1/21	315	322
Dominion Energy,					3,485
2.579%, 7/1/20	1,661	1,665	Total Utility		13,672
Duke Energy
3.55%, 9/15/21	225	230	Total Corporate Bonds
Edison International			(Cost $224,883)		227,034
2.125%, 4/15/20	810	807
EDP Finance			ASSET-BACKED SECURITIES 14.8%
4.125%, 1/15/20 (1)	290	290
EDP Finance			Car Loan 7.2%
4.90%, 10/1/19 (1)	867	867	Ally Auto Receivables Trust,
Enel Finance International			Series 2017-2, Class C
2.875%, 5/25/22 (1)	770	779	2.46%, 9/15/22	505	507
Enel Finance International			Ally Auto Receivables Trust,
4.25%, 9/14/23 (1)	585	621	Series 2017-2, Class D
Exelon Generation			2.93%, 11/15/23	135	136
2.95%, 1/15/20	885	886	Ally Master Owner Trust, Series
Exelon Generation			2018-4, Class A
5.20%, 10/1/19	136	136	3.30%, 7/17/23	740	755
FirstEnergy			AmeriCredit Automobile
2.85%, 7/15/22	585	592	Receivables Trust, Series
NextEra Energy Capital Holdings,			2015-2, Class D
FRN,			3.00%, 6/8/21	722	722
3M USD LIBOR + 0.55%, 2.694%,			AmeriCredit Automobile
8/28/21	890	889	Receivables Trust, Series
NRG Energy			2015-3, Class D
3.75%, 6/15/24 (1)	385	396	3.34%, 8/8/21	460	461
PNM Resources			AmeriCredit Automobile
3.25%, 3/9/21	690	698	Receivables Trust, Series
San Diego Gas & Electric			2016-1, Class C
1.914%, 2/1/22	96	95	2.89%, 1/10/22	650	651
Southern			AmeriCredit Automobile
2.35%, 7/1/21	210	210	Receivables Trust, Series
			2016-3, Class C
Vistra Operations			2.24%, 4/8/22	610	610
3.55%, 7/15/24 (1)	570	575	AmeriCredit Automobile
		10,187	Receivables Trust, Series
			2016-3, Class D
Natural Gas 0.7%			2.71%, 9/8/22	545	548
CenterPoint Energy Resources			AmeriCredit Automobile
4.50%, 1/15/21	445	456	Receivables Trust, Series
ENN Energy Holdings			2016-4, Class A3
3.25%, 10/23/19	530	530	1.53%, 7/8/21	15	15
Sempra Energy
1.625%, 10/7/19	225	225

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

AmeriCredit Automobile			Avis Budget Rental Car Funding
Receivables Trust, Series			AESOP, Series 2017-1A, Class
2016-4, Class D			B
2.74%, 12/8/22	1,365	1,372	3.41%, 9/20/23 (1)	390	398
AmeriCredit Automobile			Avis Budget Rental Car Funding
Receivables Trust, Series			AESOP, Series 2019-1A, Class
2017-1, Class C			B
2.71%, 8/18/22	225	227	3.70%, 3/20/23 (1)	646	661
AmeriCredit Automobile			Avis Budget Rental Car Funding
Receivables Trust, Series			AESOP, Series 2019-2A, Class
2017-1, Class D			A
3.13%, 1/18/23	925	939	3.35%, 9/22/25 (1)	475	494
AmeriCredit Automobile			Capital Auto Receivables Asset
Receivables Trust, Series			Trust, Series 2016-2, Class A4
2017-3, Class B			1.63%, 1/20/21	16	16
2.24%, 6/19/23	265	265	Capital Auto Receivables Asset
AmeriCredit Automobile			Trust, Series 2017-1, Class B
Receivables Trust, Series			2.43%, 5/20/22 (1)	110	110
2017-3, Class C			Capital Auto Receivables Asset
2.69%, 6/19/23	280	282	Trust, Series 2017-1, Class C
AmeriCredit Automobile			2.70%, 9/20/22 (1)	175	177
Receivables Trust, Series			Capital Auto Receivables Asset
2017-3, Class D			Trust, Series 2018-2, Class B
3.18%, 7/18/23	970	981	3.48%, 10/20/23 (1)	255	258
AmeriCredit Automobile			Capital Auto Receivables Asset
Receivables Trust, Series			Trust, Series 2018-2, Class C
2018-1, Class D			3.69%, 12/20/23 (1)	320	325
3.82%, 3/18/24	1,195	1,240	CarMax Auto Owner Trust,
AmeriCredit Automobile			Series 2015-3, Class D
Receivables Trust, Series			3.27%, 3/15/22	320	320
2018-3, Class A3			CarMax Auto Owner Trust,
3.38%, 7/18/23	1,120	1,139	Series 2015-4, Class D
AmeriCredit Automobile			3.00%, 5/16/22	160	160
Receivables Trust, Series			CarMax Auto Owner Trust,
2019-3, Class B			Series 2017-4, Class C
2.13%, 7/18/25	690	691	2.70%, 10/16/23	150	151
ARI Fleet Lease Trust, Series			Chrysler Capital Auto
2017-A, Class A2			Receivables Trust, Series
1.91%, 4/15/26 (1)	46	46	2016-BA, Class A3
ARI Fleet Lease Trust, Series			1.64%, 7/15/21 (1)	6	6
2018-A, Class A2			Enterprise Fleet Financing,
2.55%, 10/15/26 (1)	374	375	Series 2017-1, Class A2
Avis Budget Rental Car Funding			2.13%, 7/20/22 (1)	49	49
AESOP, Series 2014-2A, Class			Enterprise Fleet Financing,
A			Series 2017-2, Class A2
2.50%, 2/20/21 (1)	1,600	1,601	1.97%, 1/20/23 (1)	95	95
Avis Budget Rental Car Funding			Enterprise Fleet Financing,
AESOP, Series 2015-1A, Class			Series 2017-3, Class A2
A			2.13%, 5/22/23 (1)	554	554
2.50%, 7/20/21 (1)	600	600	Enterprise Fleet Financing,
			Series 2017-3, Class A3
			2.36%, 5/20/23 (1)	280	281

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Enterprise Fleet Financing,			Santander Drive Auto
Series 2018-2, Class A2			Receivables Trust, Series
3.14%, 2/20/24 (1)	512	516	2015-4, Class D
Enterprise Fleet Financing,			3.53%, 8/16/21	295	296
Series 2019-1, Class A2			Santander Drive Auto
2.98%, 10/22/24 (1)	380	384	Receivables Trust, Series
Ford Credit Floorplan Master			2015-5, Class D
Owner Trust, Series 2017-2,			3.65%, 12/15/21	360	361
Class B			Santander Drive Auto
2.34%, 9/15/22	2,260	2,262	Receivables Trust, Series
GM Financial Automobile			2016-1, Class D
Leasing Trust, Series 2017-3,			4.02%, 4/15/22	460	465
Class C			Santander Drive Auto
2.73%, 9/20/21	200	200	Receivables Trust, Series
GM Financial Automobile			2016-3, Class C
Leasing Trust, Series 2018-1,			2.46%, 3/15/22	138	138
Class C			Santander Drive Auto
3.11%, 12/20/21	295	297	Receivables Trust, Series
GM Financial Automobile			2017-1, Class C
Leasing Trust, Series 2018-1,			2.58%, 5/16/22	69	69
Class D			Santander Drive Auto
3.37%, 10/20/22	720	725	Receivables Trust, Series
GM Financial Automobile			2017-3, Class B
Leasing Trust, Series 2018-2,			2.19%, 3/15/22	182	182
Class C			Santander Drive Auto
3.50%, 4/20/22	325	329	Receivables Trust, Series
GM Financial Automobile			2018-1, Class C
Leasing Trust, Series 2019-1,			2.96%, 3/15/24	185	186
Class C			Santander Drive Auto
3.56%, 12/20/22	595	606	Receivables Trust, Series
GM Financial Consumer			2018-2, Class C
Automobile Receivables Trust,			3.35%, 7/17/23	295	298
Series 2017-3A, Class C			Santander Drive Auto
2.52%, 3/16/23 (1)	895	899	Receivables Trust, Series
GMF Floorplan Owner Revolving			2018-4, Class B
Trust, Series 2017-1, Class C			3.27%, 1/17/23	460	463
2.97%, 1/18/22 (1)	1,238	1,240	Santander Drive Auto
GMF Floorplan Owner Revolving			Receivables Trust, Series
Trust, Series 2018-4, Class A1			2018-5, Class B
3.50%, 9/15/23 (1)	975	1,001	3.52%, 12/15/22	875	881
GMF Floorplan Owner Revolving			Santander Drive Auto
Trust, Series 2019-1, Class A			Receivables Trust, Series
2.70%, 4/15/24 (1)	510	518	2019-1, Class B
Hyundai Auto Receivables Trust,			3.21%, 9/15/23	265	268
Series 2017-A, Class B			Santander Drive Auto
2.38%, 4/17/23	220	221	Receivables Trust, Series
Hyundai Auto Receivables Trust,			2019-2, Class B
Series 2019-A, Class B			2.79%, 1/16/24	390	394
2.94%, 5/15/25	460	469	Santander Drive Auto
Santander Drive Auto			Receivables Trust, Series
Receivables Trust, Series			2019-3, Class B
2015-3, Class D			2.28%, 9/15/23	690	691
3.49%, 5/17/21	466	467
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Santander Retail Auto Lease			BlueMountain, Series 2015-2A,
Trust, Series 2017-A, Class C			Class A1R, CLO, FRN,
2.96%, 11/21/22 (1)	240	241	3M USD LIBOR + 0.93%,
Santander Retail Auto Lease			3.23%, 7/18/27 (1)	1,100	1,100
Trust, Series 2019-A, Class B			BRE Grand Islander Timeshare
3.01%, 5/22/23 (1)	505	512	Issuer, Series 2019-A, Class A
World Omni Automobile Lease			3.28%, 9/26/33 (1)	248	252
Securitization Trust, Series			Carlyle Global Market Strategies,
2017-A, Class A4			Series 2015-3A, Class A1R,
2.32%, 8/15/22	180	180	CLO, FRN,
World Omni Automobile Lease			3M USD LIBOR + 1.00%,
Securitization Trust, Series			3.256%, 7/28/28 (1)	1,115	1,110
2018-A, Class B			CNH Equipment Trust, Series
3.06%, 5/15/23	200	202	2018-A, Class B
			3.47%, 10/15/25	275	283
		34,179	Cole Park, Series 2015-1A, Class
Credit Card 0.7%			AR, CLO, FRN,
Capital One Multi-Asset			3M USD LIBOR + 1.05%,
Execution Trust, Series 2019-			3.328%, 10/20/28 (1)	1,120	1,120
A2, Class A2			Elara HGV Timeshare Issuer,
1.72%, 8/15/24	1,135	1,130	Series 2014-A, Class A
Synchrony Card Funding, Series			2.53%, 2/25/27 (1)	17	17
2019-A2, Class A			Elara HGV Timeshare Issuer,
2.34%, 6/15/25	1,195	1,205	Series 2017-A, Class A
Synchrony Credit Card Master			2.69%, 3/25/30 (1)	169	171
Note Trust, Series 2015-1,			Elara HGV Timeshare Issuer,
Class B			Series 2019-A, Class A
2.64%, 3/15/23	395	395	2.61%, 1/25/34 (1)	745	744
Synchrony Credit Card Master			Golub Capital Partners, Series
Note Trust, Series 2016-2,			2018-39A, Class A1, CLO,
Class C			FRN,
2.95%, 5/15/24	815	815	3M USD LIBOR + 1.15%,
			3.428%, 10/20/28 (1)	640	639
		3,545	GreatAmerica Leasing
Other Asset-Backed Securities 5.3%			Receivables Funding, Series
			2017-1, Class A3
Allegro III, Series 2015-1A, Class			2.06%, 6/22/20 (1)	16	16
AR, CLO, FRN,
3M USD LIBOR + 0.84%,			GreatAmerica Leasing
3.116%, 7/25/27 (1)	650	649	Receivables Funding, Series
			2018-1, Class A3
Applebee's Funding, Series			2.60%, 6/15/21 (1)	280	281
2019-1A, Class A2I
4.194%, 6/7/49 (1)	430	440	Halcyon Loan Advisors Funding,
			Series 2014-3A, Class B1R,
Ascentium Equipment			CLO, FRN,
Receivables Trust, Series			3M USD LIBOR + 1.70%,
2017-1A, Class A3			3.978%, 10/22/25 (1)	505	505
2.29%, 6/10/21 (1)	129	129
Barings, Series 2013-IA, Class			Hardee's Funding, Series 2018-
			1A, Class A2I
AR, CLO, FRN,			4.25%, 6/20/48 (1)	647	656
3M USD LIBOR + 0.80%,
3.078%, 1/20/28 (1)	1,125	1,124	Hilton Grand Vacations Trust,
			Series 2014-AA, Class A
			1.77%, 11/25/26 (1)	335	334

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Hilton Grand Vacations Trust,			OCP, Series 2015-10A, Class
Series 2017-AA, Class A			A1R, CLO, FRN,
2.66%, 12/26/28 (1)	159	160	3M USD LIBOR + 0.82%,
Hilton Grand Vacations Trust,			3.087%, 10/26/27 (1)	1,035	1,032
Series 2017-AA, Class B			OZLM VIII, Series 2014-8A,
2.96%, 12/26/28 (1)	55	56	Class A1RR, CLO, FRN,
Kubota Credit Owner Trust,			3M USD LIBOR + 1.17%,
Series 2016-1A, Class A3			3.473%, 10/17/29 (1)	710	708
1.50%, 7/15/20 (1)	7	7	Planet Fitness Master Issuer,
Madison Park Funding XVIII,			Series 2018-1A, Class A2I
Series 2015-18A, Class A1R,			4.262%, 9/5/48 (1)	817	835
CLO, FRN,			Sierra Timeshare Receivables
3M USD LIBOR + 1.19%,			Funding, Series 2015-1A,
3.468%, 10/21/30 (1)	1,175	1,175	Class A
Magnetite XVI, Series 2015-16A,			2.40%, 3/22/32 (1)	157	157
Class AR, CLO, FRN,			Sierra Timeshare Receivables
3M USD LIBOR + 0.80%,			Funding, Series 2015-2A,
3.10%, 1/18/28 (1)	1,510	1,492	Class A
MVW Owner Trust, Series 2013-			2.43%, 6/20/32 (1)	70	70
1A, Class A			Sierra Timeshare Receivables
2.15%, 4/22/30 (1)	239	238	Funding, Series 2015-3A,
MVW Owner Trust, Series 2014-			Class A
1A, Class A			2.58%, 9/20/32 (1)	90	90
2.25%, 9/22/31 (1)	30	30	Sierra Timeshare Receivables
MVW Owner Trust, Series 2015-			Funding, Series 2016-2A,
1A, Class A			Class A
2.52%, 12/20/32 (1)	195	195	2.33%, 7/20/33 (1)	69	68
MVW Owner Trust, Series 2017-			Sierra Timeshare Receivables
1A, Class A			Funding, Series 2017-1A,
2.42%, 12/20/34 (1)	674	675	Class A
MVW Owner Trust, Series 2017-			2.91%, 3/20/34 (1)	105	106
1A, Class B			Sierra Timeshare Receivables
2.75%, 12/20/34 (1)	49	49	Funding, Series 2019-1A,
MVW Owner Trust, Series 2017-			Class A
1A, Class C			3.20%, 1/20/36 (1)	300	304
2.99%, 12/20/34 (1)	82	81	Verizon Owner Trust, Series
Neuberger Berman XIX, Series			2016-2A, Class C
2015-19A, Class A1R2, CLO,			2.36%, 5/20/21 (1)	405	405
FRN,			Verizon Owner Trust, Series
3M USD LIBOR + 0.80%,			2017-1A, Class C
3.103%, 7/15/27 (1)	1,105	1,103	2.65%, 9/20/21 (1)	215	216
Neuberger Berman XVI, Series			Verizon Owner Trust, Series
2017-16SA, Class A, CLO,			2017-2A, Class C
FRN,			2.38%, 12/20/21 (1)	1,235	1,238
3M USD LIBOR + 0.85%,			Verizon Owner Trust, Series
3.153%, 1/15/28 (1)	675	674	2017-3A, Class C
OCP, Series 2014-7A, Class			2.53%, 4/20/22 (1)	865	868
A1RR, CLO, FRN,			Verizon Owner Trust, Series
3M USD LIBOR + 1.12%,			2018-1A, Class C
3.398%, 7/20/29 (1)	1,750	1,737	3.20%, 9/20/22 (1)	340	345
			Verizon Owner Trust, Series
			2018-A, Class C
			3.55%, 4/20/23	720	741
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Volvo Financial Equipment,			SMB Private Education Loan
Series 2018-1A, Class B			Trust, Series 2015-A, Class
2.91%, 1/17/23 (1)	315	318	A2B, FRN,
Volvo Financial Equipment			1M USD LIBOR + 1.00%,
Master Owner Trust, Series			3.028%, 6/15/27 (1)	202	203
2017-A, Class A, FRN,			SMB Private Education Loan
1M USD LIBOR + 0.50%,			Trust, Series 2016-C, Class
2.528%, 11/15/22 (1)	175	175	A2B, FRN,
			1M USD LIBOR + 1.10%,
		24,918	3.128%, 9/15/34 (1)	827	833
Student Loan 1.6%			SMB Private Education Loan
Navient Private Education Refi			Trust, Series 2018-B, Class
Loan Trust, Series 2018-A,			A2B, FRN,
Class A1			1M USD LIBOR + 0.72%,
2.53%, 2/18/42 (1)	299	300	2.748%, 1/15/37 (1)	1,375	1,368
Navient Private Education Refi					7,436
Loan Trust, Series 2019-CA,
Class A1			Total Asset-Backed Securities
2.82%, 2/15/68 (1)	993	1,002	(Cost $69,805)		70,078
Navient Private Education Refi
Loan Trust, Series 2019-EA,			NON-U.S. GOVERNMENT MORTGAGE-BACKED
Class A1			SECURITIES 11.9%
2.39%, 5/15/68 (1)	495	496
Navient Student Loan Trust,			Collateralized Mortgage Obligations 8.9%
Series 2019-2A, Class A1,			Angel Oak Mortgage Trust I,
FRN,			Series 2019-2, Class A1, CMO,
1M USD LIBOR + 0.27%,			ARM,
2.288%, 2/27/68 (1)	521	521	3.628%, 3/25/49 (1)	652	661
Nelnet Student Loan Trust,			Angel Oak Mortgage Trust I,
Series 2005-4, Class A4, FRN,
3M USD LIBOR + 0.18%,			Series 2019-2, Class M1,
			CMO, ARM,
2.339%, 3/22/32	566	547	4.065%, 3/25/49 (1)	400	410
SLM Student Loan Trust, Series
2008-5, Class A4, FRN,			Bayview Mortgage Fund IVc
			Trust, Series 2017-RT3, Class
3M USD LIBOR + 1.70%,			A, CMO, ARM,
3.976%, 7/25/23	162	164	3.50%, 1/28/58 (1)	843	857
SLM Student Loan Trust, Series			Bayview Opportunity Master
2008-9, Class A, FRN,			Fund IVa Trust, Series 2017-
3M USD LIBOR + 1.50%,
3.776%, 4/25/23	115	115	SPL5, Class A, CMO, ARM,
			3.50%, 6/28/57 (1)	725	738
SLM Student Loan Trust, Series			Bayview Opportunity Master
2010-1, Class A, FRN,
1M USD LIBOR + 0.40%,			Fund IVb Trust, Series 2017-
			SPL4, Class A, CMO, ARM,
2.418%, 3/25/25	624	606	3.50%, 1/28/55 (1)	251	256
SMB Private Education Loan
Trust, Series 2014-A, Class			COLT Mortgage Loan Trust,
			Series 2018-1, Class A1, CMO,
A2 A			ARM,
3.05%, 5/15/26 (1)	302	304	2.93%, 2/25/48 (1)	96	96
SMB Private Education Loan			COLT Mortgage Loan Trust,
Trust, Series 2014-A, Class			Series 2018-1, Class A3, CMO,
A3 , FRN,
1M USD LIBOR + 1.50%,			ARM,
3.528%, 4/15/32 (1)	965	977	3.084%, 2/25/48 (1)	34	34
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

COLT Mortgage Loan Trust,			Connecticut Avenue Securities,
Series 2018-2, Class A1, CMO,			Series 2017-C06, Class 1M1,
ARM,			CMO, ARM,
3.47%, 7/27/48 (1)	558	560	1M USD LIBOR + 0.75%,
COLT Mortgage Loan Trust,			2.768%, 2/25/30	206	206
Series 2018-2, Class A2, CMO,			Connecticut Avenue Securities,
ARM,			Series 2017-C06, Class 2M1,
3.542%, 7/27/48 (1)	272	273	CMO, ARM,
COLT Mortgage Loan Trust,			1M USD LIBOR + 0.75%,
Series 2018-3, Class A2, CMO,			2.768%, 2/25/30	46	46
ARM,			Connecticut Avenue Securities,
3.763%, 10/26/48 (1)	217	218	Series 2018-C02, Class 2M1,
COLT Mortgage Loan Trust,			CMO, ARM,
Series 2018-4, Class A1, CMO,			1M USD LIBOR + 0.65%,
ARM,			2.668%, 8/25/30	26	26
4.006%, 12/28/48 (1)	397	401	Connecticut Avenue Securities,
COLT Mortgage Loan Trust,			Series 2018-C03, Class 1M1,
Series 2019-2, Class A1, CMO,			CMO, ARM,
ARM,			1M USD LIBOR + 0.68%,
3.337%, 5/25/49 (1)	448	456	2.698%, 10/25/30	583	583
COLT Mortgage Loan Trust,			Connecticut Avenue Securities
Series 2019-3, Class A1, CMO,			Trust, Series 2019-R04, Class
ARM,			2M1, CMO, ARM,
2.764%, 8/25/49 (1)	1,080	1,086	1M USD LIBOR + 0.75%,
Connecticut Avenue Securities,			2.768%, 6/25/39 (1)	476	477
Series 2017-C02, Class 2ED3,			Connecticut Avenue Securities
CMO, ARM,			Trust, Series 2019-R05, Class
1M USD LIBOR + 1.35%,			1M1, CMO, ARM,
3.368%, 9/25/29	565	566	1M USD LIBOR + 0.75%,
Connecticut Avenue Securities,			2.768%, 7/25/39 (1)	717	717
Series 2017-C02, Class 2M1,			Deephaven Residential
CMO, ARM,			Mortgage Trust, Series 2017-
1M USD LIBOR + 1.15%,			1A, Class A3, CMO, ARM,
3.168%, 9/25/29	255	255	3.485%, 12/26/46 (1)	51	51
Connecticut Avenue Securities,			Deephaven Residential
Series 2017-C03, Class 1M1,			Mortgage Trust, Series 2017-
CMO, ARM,			3A, Class A1, CMO, ARM,
1M USD LIBOR + 0.95%,			2.577%, 10/25/47 (1)	287	286
2.968%, 10/25/29	406	407	Deephaven Residential
Connecticut Avenue Securities,			Mortgage Trust, Series 2017-
Series 2017-C04, Class 2M1,			3A, Class A2, CMO, ARM,
CMO, ARM,			2.711%, 10/25/47 (1)	31	31
1M USD LIBOR + 0.85%,			Deephaven Residential
2.868%, 11/25/29	214	214	Mortgage Trust, Series 2017-
Connecticut Avenue Securities,			3A, Class A3, CMO, ARM,
Series 2017-C05, Class 1M1,			2.813%, 10/25/47 (1)	31	31
CMO, ARM,			Deephaven Residential
1M USD LIBOR + 0.55%,			Mortgage Trust, Series 2018-
2.568%, 1/25/30	205	205	1A, Class A1, CMO, ARM,
			2.976%, 12/25/57 (1)	251	251

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Deephaven Residential			Homeward Opportunities Fund I
Mortgage Trust, Series 2018-			Trust, Series 2019-1, Class A3,
3A, Class A3, CMO, ARM,			CMO, ARM,
3.963%, 8/25/58 (1)	60	60	3.606%, 1/25/59 (1)	564	568
Deephaven Residential			MetLife Securitization Trust,
Mortgage Trust, Series 2019-			Series 2017-1A, Class A,
1A, Class A1, CMO, ARM,			CMO, ARM,
3.743%, 1/25/59 (1)	745	752	3.00%, 4/25/55 (1)	344	348
Deephaven Residential			Mill City Mortgage Loan Trust,
Mortgage Trust, Series 2019-			Series 2016-1, Class A1, CMO,
2A, Class A3, CMO, ARM,			ARM,
3.763%, 4/25/59 (1)	480	484	2.50%, 4/25/57 (1)	89	89
Deephaven Residential			Mill City Mortgage Loan Trust,
Mortgage Trust, Series 2019-			Series 2017-2, Class A1, CMO,
2A, Class M1, CMO, ARM,			ARM,
3.921%, 4/25/59 (1)	280	285	2.75%, 7/25/59 (1)	532	533
Deephaven Residential			New Residential Mortgage Loan
Mortgage Trust, Series 2019-			Trust, Series 2018-NQM1,
3A, Class A1, CMO, ARM,			Class A1, CMO, ARM,
2.964%, 7/25/59 (1)	421	423	3.986%, 11/25/48 (1)	827	839
Freddie Mac Whole Loan			New Residential Mortgage Loan
Securities Trust, Series 2017-			Trust, Series 2019-NQM3,
SC01, Class M1, CMO, ARM,			Class A1, CMO, ARM,
3.594%, 12/25/46 (1)	247	248	2.802%, 7/25/49 (1)	800	802
Freddie Mac Whole Loan			New Residential Mortgage Loan
Securities Trust, Series 2017-			Trust, Series 2019-NQM3,
SC02, Class M1, CMO, ARM,			Class A3, CMO, ARM,
3.848%, 5/25/47 (1)	125	125	3.086%, 7/25/49 (1)	316	317
Galton Funding Mortgage Trust,			OBX Trust, Series 2019-EXP2,
Series 2018-1, Class A33,			Class 2A2, CMO, ARM,
CMO, ARM,			1M USD LIBOR + 1.20%,
3.50%, 11/25/57 (1)	424	428	3.218%, 7/25/59 (1)	220	220
Galton Funding Mortgage Trust,			Sequoia Mortgage Trust, Series
Series 2019-1, Class A32,			2018-CH1, Class A11, CMO,
CMO, ARM,			ARM,
4.00%, 2/25/59 (1)	353	358	3.50%, 2/25/48 (1)	661	674
Goldman Sachs Mortgage-			Sequoia Mortgage Trust, Series
Backed Securities Trust,			2018-CH2, Class A3, CMO,
Series 2014-EB1A, Class 2A1,			ARM,
CMO, ARM,			4.00%, 6/25/48 (1)	931	948
2.451%, 7/25/44 (1)	44	44	Sequoia Mortgage Trust, Series
Homeward Opportunities Fund I			2018-CH3, Class A19, CMO,
Trust, Series 2018-1, Class A1,			ARM,
CMO, ARM,			4.50%, 8/25/48 (1)	218	225
3.766%, 6/25/48 (1)	480	485	Sequoia Mortgage Trust, Series
Homeward Opportunities Fund I			2018-CH4, Class A2, CMO,
Trust, Series 2018-1, Class A2,			ARM,
CMO, ARM,			4.00%, 10/25/48 (1)	373	383
3.897%, 6/25/48 (1)	387	391	Starwood Mortgage Residential
Homeward Opportunities Fund I			Trust, Series 2019-1, Class A1,
Trust, Series 2019-1, Class A1,			CMO, ARM,
CMO, ARM,			2.941%, 6/25/49 (1)	665	666
3.454%, 1/25/59 (1)	850	857
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Starwood Mortgage Residential			Structured Agency Credit Risk
Trust, Series 2019-1, Class A3,			Debt Notes, Series 2018-
CMO, ARM,			DNA3, Class M1, CMO, ARM,
3.299%, 6/25/49 (1)	459	460	1M USD LIBOR + 0.75%,
Starwood Mortgage Residential			2.768%, 9/25/48 (1)	415	415
Trust, Series 2019-IMC1, Class			Structured Agency Credit Risk
A1, CMO, ARM,			Debt Notes, Series 2018-
3.468%, 2/25/49 (1)	424	429	HQA2, Class M1, CMO, ARM,
Structured Agency Credit Risk			1M USD LIBOR + 0.75%,
Debt Notes, Series 2017-			2.768%, 10/25/48 (1)	722	722
DNA1, Class M1, CMO, ARM,			Structured Agency Credit Risk
1M USD LIBOR + 1.20%,			Debt Notes, Series 2018-
3.218%, 7/25/29	236	237	HRP2, Class M1, CMO, ARM,
Structured Agency Credit Risk			1M USD LIBOR + 0.85%,
Debt Notes, Series 2017-			2.868%, 2/25/47 (1)	111	112
DNA2, Class M1, CMO, ARM,			Structured Agency Credit Risk
1M USD LIBOR + 1.20%,			Debt Notes, Series 2018-
3.218%, 10/25/29	642	644	HRP2, Class M2, CMO, ARM,
Structured Agency Credit Risk			1M USD LIBOR + 1.25%,
Debt Notes, Series 2017-			3.268%, 2/25/47 (1)	495	496
DNA3, Class M1, CMO, ARM,			Structured Agency Credit Risk
1M USD LIBOR + 0.75%,			Debt Notes, Series 2018-SPI2,
2.768%, 3/25/30	1,239	1,240	Class M1, CMO, ARM,
Structured Agency Credit Risk			3.817%, 5/25/48 (1)	233	233
Debt Notes, Series 2017-			Structured Agency Credit Risk
HQA1, Class M1, CMO, ARM,			Debt Notes, Series 2018-SPI3,
1M USD LIBOR + 1.20%,			Class M1, CMO, ARM,
3.218%, 8/25/29	300	300	4.16%, 8/25/48 (1)	196	197
Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2017-			Series 2015-4, Class A1B,
HQA2, Class M1, CMO, ARM,			CMO, ARM,
1M USD LIBOR + 0.80%,			2.75%, 4/25/55 (1)	276	276
2.818%, 12/25/29	98	98	Towd Point Mortgage Trust,
Structured Agency Credit Risk			Series 2015-5, Class A1B,
Debt Notes, Series 2017-			CMO, ARM,
HQA3, Class M1, CMO, ARM,			2.75%, 5/25/55 (1)	252	253
1M USD LIBOR + 0.55%,			Towd Point Mortgage Trust,
2.568%, 4/25/30	31	31	Series 2016-1, Class A1B,
Structured Agency Credit Risk			CMO, ARM,
Debt Notes, Series 2017-SPI1,			2.75%, 2/25/55 (1)	133	133
Class M1, CMO, ARM,			Towd Point Mortgage Trust,
3.98%, 9/25/47 (1)	53	53	Series 2016-1, Class A3B,
Structured Agency Credit Risk			CMO, ARM,
Debt Notes, Series 2018-			3.00%, 2/25/55 (1)	190	189
DNA1, Class M1, CMO, ARM,			Towd Point Mortgage Trust,
1M USD LIBOR + 0.45%,			Series 2016-2, Class A1A,
2.468%, 7/25/30	304	304	CMO, ARM,
Structured Agency Credit Risk			2.75%, 8/25/55 (1)	130	131
Debt Notes, Series 2018-			Towd Point Mortgage Trust,
DNA2, Class M1, CMO, ARM,			Series 2017-1, Class A1, CMO,
1M USD LIBOR + 0.80%,			ARM,
2.818%, 12/25/30 (1)	1,081	1,082	2.75%, 10/25/56 (1)	462	466

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Towd Point Mortgage Trust,			Verus Securitization Trust,
Series 2017-2, Class A1, CMO,			Series 2019-2, Class A1, CMO,
ARM,			ARM,
2.75%, 4/25/57 (1)	286	289	3.211%, 4/25/59 (1)	626	630
Towd Point Mortgage Trust,			Verus Securitization Trust,
Series 2017-3, Class A1, CMO,			Series 2019-3, Class A3, CMO,
ARM,			STEP,
2.75%, 7/25/57 (1)	632	633	3.04%, 7/25/59 (1)	681	681
Towd Point Mortgage Trust,			Verus Securitization Trust,
Series 2017-4, Class A1, CMO,			Series 2019-INV1, Class A1,
ARM,			CMO, ARM,
2.75%, 6/25/57 (1)	440	444	3.402%, 12/25/59 (1)	324	326
Towd Point Mortgage Trust,			Verus Securitization Trust,
Series 2017-6, Class A1, CMO,			Series 2019-INV1, Class M1,
ARM,			CMO, ARM,
2.75%, 10/25/57 (1)	1,320	1,333	4.034%, 12/25/59 (1)	140	142
Towd Point Mortgage Trust,			Verus Securitization Trust,
Series 2018-1, Class A1, CMO,			Series 2019-INV2, Class A1,
ARM,			CMO, ARM,
3.00%, 1/25/58 (1)	253	257	2.913%, 7/25/59 (1)	1,039	1,042
Towd Point Mortgage Trust,			Verus Securitization Trust,
Series 2018-2, Class A1, CMO,			Series 2019-INV2, Class A2,
ARM,			CMO, ARM,
3.25%, 3/25/58 (1)	1,386	1,411	3.117%, 7/25/59 (1)	620	621

Towd Point Mortgage Trust,					42,019
Series 2018-5, Class A1A,
CMO, ARM,			Commercial Mortgage-Backed Securities 2.9%
3.25%, 7/25/58 (1)	1,144	1,160	BAMLL Commercial Mortgage-
Verus Securitization Trust,			Backed Securities Trust,
Series 2018-1, Class A1, CMO,			Series 2018-DSNY, Class A,
ARM,			ARM,
2.929%, 2/25/48 (1)	128	128	1M USD LIBOR + 0.85%,
Verus Securitization Trust,			2.878%, 9/15/34 (1)	680	678
Series 2018-2, Class A1, CMO,			Banc of America Commercial
ARM,			Mortgage Trust, Series 2017-
3.677%, 6/1/58 (1)	582	585	BNK3, Class A1
Verus Securitization Trust,			1.957%, 2/15/50	94	94
Series 2018-2, Class A2, CMO,			BANK, Series 2019-BN19, Class
ARM,			A1
3.779%, 6/1/58 (1)	154	155	2.263%, 8/15/61	321	323
Verus Securitization Trust,			CD Commercial Mortgage Trust,
Series 2018-2, Class A3, CMO,			Series 2017-CD3, Class A1
ARM,			1.965%, 2/10/50	93	92
3.83%, 6/1/58 (1)	99	99	Citigroup Commercial Mortgage
Verus Securitization Trust,			Trust, Series 2015-GC31,
Series 2018-3, Class A1, CMO,			Class A1
ARM,			1.637%, 6/10/48	18	18
4.108%, 10/25/58 (1)	783	791	Citigroup Commercial Mortgage
Verus Securitization Trust,			Trust, Series 2015-GC33,
Series 2019-1, Class A1, CMO,			Class A1
ARM,			1.643%, 9/10/58	239	238
3.836%, 2/25/59 (1)	832	841

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CLNS Trust, Series 2017-IKPR,			GS Mortgage Securities Trust,
Class A, ARM,			Series 2018-FBLU, Class D,
1M USD LIBOR + 0.80%,			ARM,
2.85%, 6/11/32 (1)	340	339	1M USD LIBOR + 2.00%,
CLNS Trust, Series 2017-IKPR,			4.028%, 11/15/35 (1)	225	225
Class B, ARM,			InTown Hotel Portfolio Trust,
1M USD LIBOR + 1.00%,			Series 2018-STAY, Class A,
3.05%, 6/11/32 (1)	565	564	ARM,
Commercial Mortgage Trust,			1M USD LIBOR + 0.70%,
Series 2015-LC23, Class A2			2.728%, 1/15/33 (1)	175	175
3.221%, 10/10/48	1,025	1,032	InTown Hotel Portfolio Trust,
Commercial Mortgage Trust,			Series 2018-STAY, Class C,
Series 2016-CR28, Class A1			ARM,
1.77%, 2/10/49	100	100	1M USD LIBOR + 1.25%,
Credit Suisse Mortgage Capital			3.278%, 1/15/33 (1)	145	145
Certificates, Series 2019-ICE4,			JPMorgan Chase Commercial
Class C, ARM,			Mortgage Securities Trust,
1M USD LIBOR + 1.43%,			Series 2011-C4, Class A4
3.458%, 5/15/36 (1)	735	735	4.388%, 7/15/46 (1)	414	425
Credit Suisse Mortgage Capital			JPMorgan Chase Commercial
Certificates, Series 2019-ICE4,			Mortgage Securities Trust,
Class D, ARM,			Series 2019-BKWD, Class B,
1M USD LIBOR + 1.60%,			ARM,
3.628%, 5/15/36 (1)	560	561	1M USD LIBOR + 1.35%,
CSAIL Commercial Mortgage			3.40%, 9/15/29 (1)	1,130	1,130
Trust, Series 2015-C3, Class			JPMorgan Chase Commercial
A1			Mortgage Securities Trust,
1.717%, 8/15/48	32	32	Series 2019-BKWD, Class C,
CSAIL Commercial Mortgage			ARM,
Trust, Series 2016-C5, Class			1M USD LIBOR + 1.60%,
A1			3.65%, 9/15/29 (1)	355	355
1.747%, 11/15/48	47	47	Morgan Stanley Bank of America
Great Wolf Trust, Series 2017-			Merrill Lynch Trust, Series
WOLF, Class A, ARM,			2014-C18, Class AS, ARM,
1M USD LIBOR + 0.85%,			4.11%, 10/15/47	265	285
2.878%, 9/15/34 (1)	430	430	Morgan Stanley Bank of America
Great Wolf Trust, Series 2017-			Merrill Lynch Trust, Series
WOLF, Class C, ARM,			2015-C24, Class A1
1M USD LIBOR + 1.32%,			1.706%, 5/15/48	90	89
3.348%, 9/15/34 (1)	905	905	Morgan Stanley Bank of America
GS Mortgage Securities Trust,			Merrill Lynch Trust, Series
Series 2015-GC32, Class A1			2016-C30, Class A1
1.593%, 7/10/48	19	19	1.389%, 9/15/49	117	116
GS Mortgage Securities Trust,			Morgan Stanley Capital I Trust,
Series 2016-GS3, Class A1			Series 2015-MS1, Class A1
1.429%, 10/10/49	63	63	1.638%, 5/15/48	82	81
GS Mortgage Securities Trust,			New Orleans Hotel Trust, Series
Series 2018-FBLU, Class A,			2019-HNLA, Class B, ARM,
ARM,			1M USD LIBOR + 1.289%,
1M USD LIBOR + 0.95%,			3.316%, 4/15/32 (1)	1,140	1,140
2.978%, 11/15/35 (1)	430	430

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

RETL, Series 2019-RVP, Class A,			6.00%, 10/1/21 - 1/1/38	148	168
ARM,			7.00%, 3/1/39	118	140
1M USD LIBOR + 1.15%,			7.50%, 6/1/38	132	156
3.178%, 3/15/36 (1)	456	456	Federal Home Loan Mortgage, ARM
SLIDE, Series 2018-FUN, Class			12M USD LIBOR + 1.591%,
D, ARM,			3.841%, 9/1/35	4	4
1M USD LIBOR + 1.85%,			12M USD LIBOR + 1.625%,
3.878%, 6/15/31 (1)	560	562	4.315%, 7/1/38	17	18
Wells Fargo Commercial			12M USD LIBOR + 1.726%, 4.48%,
Mortgage Trust, Series 2013-			7/1/35	5	5
LC12, Class A1
1.676%, 7/15/46	179	178	12M USD LIBOR + 1.625%, 4.50%,
Wells Fargo Commercial			6/1/38	38	40
Mortgage Trust, Series 2015-			1Y CMT + 2.25%, 4.543%, 10/1/36	4	5
NXS1, Class A1			12M USD LIBOR + 1.733%,
1.342%, 5/15/48	—	—	4.558%, 10/1/36	13	14
Wells Fargo Commercial			12M USD LIBOR + 1.625%, 4.56%,
Mortgage Trust, Series 2015-			4/1/37	15	15
NXS2, Class A2			12M USD LIBOR + 1.70%, 4.593%,
3.02%, 7/15/58	640	640	5/1/38	12	12
Wells Fargo Commercial			12M USD LIBOR + 1.775%, 4.65%,
Mortgage Trust, Series 2016-			5/1/37	12	13
C32, Class A1			12M USD LIBOR + 1.723%,
1.577%, 1/15/59	298	296	4.723%, 1/1/36	1	1
Wells Fargo Commercial			12M USD LIBOR + 1.90%, 4.775%,
Mortgage Trust, Series 2016-			11/1/35	1	1
LC24, Class A1			12M USD LIBOR + 1.831%,
1.441%, 10/15/49	16	16	4.781%, 1/1/37	3	3
WFRBS Commercial Mortgage			1Y CMT + 2.245%, 4.829%, 1/1/36	14	15
Trust, Series 2012-C6, Class B			12M USD LIBOR + 1.75%, 4.831%,
4.697%, 4/15/45	540	567	2/1/35	13	14
		13,581	12M USD LIBOR + 1.979%,
			4.848%, 11/1/36	4	4
Home Equity Loans Backed 0.1%			12M USD LIBOR + 1.748%,
Citigroup Mortgage Loan Trust,			4.872%, 2/1/37	6	6
Series 2019-IMC1, Class A1,			12M USD LIBOR + 2.083%,
CMO, ARM,			5.207%, 2/1/38	19	20
2.72%, 7/25/49 (1)	633	632	Federal Home Loan Mortgage, CMO
		632	2.00%, 2/15/40	221	222
Total Non-U.S. Government Mortgage-Backed			4.00%, 11/15/36	152	155
Securities			Federal National Mortgage Assn., ARM
(Cost $56,025)		56,232	12M USD LIBOR + 1.655%,
			4.279%, 8/1/37	7	7
			12M USD LIBOR + 1.569%,
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED			4.303%, 12/1/35	7	8
SECURITIES 5.9%			12M USD LIBOR + 1.579%,
			4.305%, 7/1/35	3	4
U.S. Government Agency Obligations 4.6% (3)			12M USD LIBOR + 1.34%, 4.34%,
Federal Home Loan Mortgage			12/1/35	2	2
3.50%, 3/1/46	1,156	1,218	12M USD LIBOR + 1.601%, 4.44%,
5.00%, 12/1/23 - 7/1/25	67	69	7/1/36	17	18
5.50%, 4/1/23 - 10/1/38	24	25
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

12M USD LIBOR + 1.853%,
4.521%, 8/1/38	11	12	U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
12M USD LIBOR + 1.78%, 4.655%,			MORTGAGE-BACKED) 16.8%
1/1/34	7	7
12M USD LIBOR + 1.83%, 4.719%,
4/1/38	25	26	U.S. Government Agency Obligations 1.1% (3)
12M USD LIBOR + 1.788%,			Federal National Mortgage Assn.
4.743%, 5/1/38	9	10	1.50%, 7/30/20	5,065	5,050
12M USD LIBOR + 1.77%, 4.77%,					5,050
12/1/35	1	1
12M USD LIBOR + 1.879%,			U.S. Treasury Obligations 15.7%
4.785%, 5/1/38	19	21	U.S. Treasury Notes
12M USD LIBOR + 1.892%,			1.375%, 5/31/21 (5)	8,070	8,025
4.852%, 12/1/35	2	2	U.S. Treasury Notes
12M USD LIBOR + 2.04%, 4.915%,			1.50%, 9/15/22	4,910	4,902
12/1/36	6	6	U.S. Treasury Notes
Federal National Mortgage Assn.,			1.75%, 6/15/22	4,835	4,857
CMO,			U.S. Treasury Notes
4.00%, 6/25/44	754	783	1.75%, 7/15/22	9,720	9,759
Federal National Mortgage Assn., UMBS			U.S. Treasury Notes
3.00%, 1/1/27 - 2/1/33	1,015	1,041	2.125%, 5/15/22	6,905	6,996
3.50%, 11/1/26 - 2/1/48	2,077	2,152	U.S. Treasury Notes
4.00%, 6/1/33 - 8/1/49	2,544	2,665	2.25%, 4/15/22	6,505	6,607
4.50%, 11/1/19 - 12/1/48	4,679	5,008	U.S. Treasury Notes
5.00%, 5/1/20 - 2/1/49	2,667	2,921	2.375%, 3/15/22	9,655	9,839
5.50%, 7/1/20 - 5/1/40	898	1,010	U.S. Treasury Notes
6.00%, 9/1/21 - 2/1/49	1,814	2,084	2.50%, 1/15/22	5,170	5,270
			U.S. Treasury Notes
6.50%, 7/1/32 - 12/1/32	105	121	2.50%, 2/15/22	5,465	5,575
UMBS TBA,			U.S. Treasury Notes
3.50%, 10/1/34 - 11/1/34 (4)	1,516	1,567	2.625%, 12/15/21	6,845	6,996
		21,819	U.S. Treasury Notes
			2.875%, 10/15/21	5,150	5,275
U.S. Government Obligations 1.3%
Government National Mortgage Assn.					74,101
3.50%, 3/20/43 - 2/20/48	207	217	Total U.S. Government Agency Obligations
4.00%, 2/20/48 - 10/20/48	658	686	(Excluding Mortgage-Backed)
4.50%, 4/20/49	258	270	(Cost $78,516)		79,151
5.00%, 12/20/34 - 6/20/49	2,774	2,986
5.50%, 2/20/34 - 3/20/49	1,482	1,652	FOREIGN GOVERNMENT OBLIGATIONS &
Government National Mortgage			MUNICIPALITIES 1.5%
Assn., CMO, ARM,
1M USD LIBOR + 0.30%, 2.344%,			Owned No Guarantee 1.5%
9/20/48	239	238
Government National Mortgage			Axiata
Assn. TBA,			3.466%, 11/19/20	475	480
4.00%, 10/20/49 - 11/20/49 (4)	175	182	China Shenhua Overseas Capital
			3.125%, 1/20/20	930	930
		6,231	CNAC HK Finbridge
Total U.S. Government & Agency Mortgage-			3.00%, 7/19/20	570	572
Backed Securities			CNAC HK Finbridge
(Cost $27,682)		28,050	4.125%, 3/14/21	535	544
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Par/Shares		$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Eastern Creation II Investment			Ford Motor Credit,
Holdings			3.251%, 7/27/20	495	483
2.75%, 9/26/20	940	941
Saudi Arabian Oil					903
2.75%, 4/16/22 (1)	1,155	1,165

State Grid Overseas Investment			Money Market Funds 1.4%
2.25%, 5/4/20 (1)	1,485	1,485
Syngenta Finance			T. Rowe Price Government Reserve
3.698%, 4/24/20 (1)	650	653	Fund, 2.00% (7)(8)	6,560	6,560
Syngenta Finance					6,560
3.933%, 4/23/21 (1)	385	392

		7,162	Total Short-Term Investments
Total Foreign Government Obligations &			(Cost $7,462)		7,463
Municipalities
(Cost $7,108)		7,162
			Total Investments in Securities 100.5%

SHORT-TERM INVESTMENTS 1.6%			(Cost $471,481)		$475,170
			Other Assets Less Liabilities (0.5)%		(2,377)
Commercial Paper 0.2%			Net Assets 100%		$472,793

4 (2) 0.2% (6)
Ford Motor Credit,
2.934%, 8/4/20	430	420

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $140,813 and represents 29.8% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.
(4)	To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $1,749 and represents
0.4% of net assets.
(5)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $903 and represents 0.2% of net assets
(7)	Seven-day yield
(8)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1 Y CMT	One year U.S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

FRN	Floating Rate Note
OTC	Over-the-counter
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%

OTC Options Written (0.0)%
			Notional
Counterparty	Description	Contracts	Amount	$ Value
	Credit Default Swap, Protection Sold (Relevant Credit: Markit
	CDX.NA.IG-S32, 5 Year Index, 6/20/24), Receive 1.00%
JPMorgan Chase	Quarterly, Pay upon credit default, 10/16/19 @ 0.50% *	1	12,000	(4)
Total Options Written (Premiums $(8))				$(4)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

FUTURES CONTRACTS

($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 7 U.S. Treasury Notes five year contracts	12/19	834	$(5)
Short, 75 U.S. Treasury Notes ten year contracts	12/19	(9,773)	97
Long, 564 U.S. Treasury Notes two year contracts	12/19	121,542	(290)

Net payments (receipts) of variation margin to date			186
Variation margin receivable (payable) on open futures contracts			$(12)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Affiliated Companies
($000 s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$74	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government Reserve Fund	$1,052	¤	¤ $	6,560	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $74 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,560.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Limited-Term Bond Portfolio (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	467,707$	— $	467,707
Short-Term Investments		6,560	903	—	7,463
Total		$6,560$	468,610$	— $	475,170
Liabilities
Options Written	$	— $	4$	— $	4
Futures Contracts		12	—	—	12
Total		$12$	4$	— $	16

[1] Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities.